Prepayments And Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets, Net
8.	PREPAYMENTS AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2024	2025
	RMB	RMB
Government grants receivable (1)	735,449	—
Funds receivable from third party payment channels	127,538	120,583
Advance to suppliers	110,968	170,822
Interest receivable (2)	651,384	277,454
VAT recoverable	391,998	343,968
Others	110,257	30,497
Less: allowance for expected credit losses	(4,692)	(2,772)

Total	2,122,902	940,552

(1)	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.

(2)	Interest receivable is the accrued and unpaid interests of the Group’s time deposits included in short-term investments.